PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less: Accumulated depreciation	$ (5,300,140)	$ (4,820,569)	$ (2,262,855)
Total Property and Equipment, Net	11,119,273	11,117,184	12,081,816
Land [Member]
Property and equipment	178,683	178,683	178,683
Processing and rail facility [Member]
Property and equipment	2,914,422	2,914,422	2,914,422
Underground equipment [Member]
Property and equipment	8,887,045	8,887,045	7,500,512
Surface equipment [Member]
Property and equipment	$ 4,439,263	$ 3,957,603	$ 3,751,054